Taxation (Details 3) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments (as a percent)	24.70%	1.90%	1.70%
Tax effect of tax-exempt entities (as a percent)	(21.20%)	(10.90%)	(22.40%)
Effect on tax rates in different tax jurisdiction (as a percent)	(2.20%)	(0.20%)	0.10%
Tax effect of non-deductible expenses (as a percent)	(18.90%)	(10.90%)	(3.40%)
Tax effect of non-taxable income (as a percent)	0.00%	0.20%	1.10%
Changes in valuation allowance (as a percent)	(12.90%)	(4.50%)	(0.50%)
Expiration of loss carry forwards (as a percent)	0.00%	(0.40%)	(2.00%)
Effective tax rates (as a percent)	(5.50%)	0.20%	(0.40%)
Deferred tax assets
Allowance for doubtful accounts				¥ 228,965	¥ 79,136
Deferred revenues, accruals and other liabilities				212,504	66,027
Net operating loss carry forwards				1,336,035	1,215,975
Less: valuation allowance	¥ (1,361,138)	¥ (931,458)	¥ (905,833)	(1,777,504)	(1,361,138)
Net deferred tax assets				0	0
Deferred tax liabilities
Intangible assets arisen from business combination				907,356	1,228
Total deferred tax liabilities				907,356	¥ 1,228
Net operating loss carry forwards				¥ 6,160,815
Movement of valuation allowance
Balance at beginning of the period	1,361,138	931,458	905,833
Additions	633,457	449,381	156,820
Reversals	(217,091)	(19,701)	(131,195)
Balance at end of the period	¥ 1,777,504	¥ 1,361,138	¥ 931,458